COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Claim	Dec. 31, 2023 USD ($) Claim	Dec. 31, 2022 Claim	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Loss Contingencies [Line Items]
Number of claims filed | Claim		101	63	87
Loss contingency liability, current			$ 16,106			$ 42,706
Loss contingency liability, non-current			11,814			9,492
Purchase obligation						22,442
Pledges and guarantees						3,947
Canada [Member]
Loss Contingencies [Line Items]
Insurance receivable					$ 20
Individual Claims [Member] | USA [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim		122
Settlement amount for claims	$ 52,400
Lawsuit claim amount	$ 13,000
Individual Claims [Member] | Australia [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim		122
Individual Claims [Member] | Israel [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim		124
Number of pre-litigation demand letters | Claim		11
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Legal settelments and loss contingencies		$ 7,242	4,847
Loss contingency liability			25,717			50,032
Loss contingency liability, current			14,509			40,540
Loss contingency liability, non-current			11,208			9,492
Insurance receivable			$ 8,361			$ 32,178